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American Funds Global Insight Fund | American Funds Global Insight Fund
American Funds Global Insight FundSM
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Global Insight Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Global Insight Fund - American Funds Global Insight Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees2		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.25%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.14%	0.14%	0.16%	0.16%	0.14%	0.05%	0.18%	0.18%	0.16%	0.20%	0.21%	0.19%	0.15%	0.21%	0.32%	0.23%	0.16%	0.15%	0.21%	0.10%	0.05%
Total annual fund operating expenses		0.85%	1.55%	0.82%	0.82%	0.55%	0.46%	0.84%	1.59%	1.07%	0.86%	0.87%	0.60%	0.56%	1.62%	1.48%	1.24%	1.07%	0.81%	0.62%	0.51%	0.46%
Expense reimbursement	[1]													0.05%			0.01%		0.02%	0.03%	0.03%
Total annual fund operating expenses after expense reimbursement									1.59%	1.07%	0.86%	0.87%	0.60%	0.51%	1.62%	1.48%	1.23%	1.07%	0.79%	0.59%	0.48%	0.46%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - American Funds Global Insight Fund - American Funds Global Insight Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 657	$ 258	$ 332	$ 84	$ 56	$ 47	$ 433	$ 262	$ 109	$ 336	$ 89	$ 61	$ 52	$ 165	$ 151	$ 125	$ 109	$ 81	$ 60	$ 49	$ 47
3 years	831	490	505	262	176	148	609	502	340	518	278	192	174	511	468	392	340	257	196	161	148
5 years	1,019	845	694	455	307	258	800	866	590	715	482	335	308	881	808	680	590	448	343	282	258
10 years	$ 1,564	$ 1,657	$ 1,238	$ 1,014	$ 689	$ 579	$ 1,351	$ 1,417	$ 1,306	$ 1,284	$ 1,073	$ 750	$ 697	$ 1,922	$ 1,768	$ 1,499	$ 1,306	$ 1,000	$ 771	$ 638	$ 579

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Global Insight Fund - American Funds Global Insight Fund - USD ($)	Class C	Class 529-C
1 year	$ 158	$ 162
3 years	490	502
5 years	845	866
10 years	$ 1,657	$ 1,417

Keep this supplement with your prospectus.